Annual Fund Operating Expenses - Retail Class - Transamerica Intermediate Bond - R6	May 31, 2021
Operating Expenses:
Management fees	0.38%
Distribution and service (12b-1) fees	none
Other expenses	0.04%	[1]
Total annual fund operating expenses	0.42%

[1]	Other expenses are based on estimates for the current fiscal year.